CONVERTIBLE NOTES PAYABLE (Details Textual) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 100,000	$ 100,000
Debt Instrument, Interest Rate, Effective Percentage	4.20%	4.20%
Debt Instrument, Maturity Date	Dec. 06, 2011	Dec. 06, 2011
Debt Instrument, Increase, Accrued Interest	$ 33,000	$ 30,000	$ 26,000
Debt Instrument, Convertible, Conversion Price	$ 0.50	$ 0.50
Chief Executive Officer [Member]
Debt Instrument [Line Items]
Convertible Notes Payable, Total	$ 200,000	$ 200,000